Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Summary of tax expense

	2020	2021	2022
	£m	£m	£m
Current tax
United Kingdom	(80)	(46)	(102)
Rest of world	(184)	(376)	(432)
Total current tax charge	(264)	(422)	(534)
Deferred tax	(11)	96	53
Tax expense	(275)	(326)	(481)

Summary of weighted average of tax rates applicable to accounting profits and losses

	2020		2021		2022
	£m	%	£m	%	£m	%
Profit before tax	1,483		1,797		2,113
Tax at average applicable rates	(331)	22.3%	(418)	23.3%	(498)	23.6%
Tax effect of share of results of joint ventures	3	(0.2)%	6	(0.3)%	3	(0.1)%
Income not taxable and expenses not deductible	18	(1.2)%	24	(1.4)%	21	(1.0)%
Non-deductible costs of share based remuneration	(2)	0.1%	(2)	0.1%	(1)	0.0%
Non-deductible disposal-related gains and losses	(2)	0.1%	1	(0.1)%	(2)	0.1%
Deferred tax assets of the period not recognised	(19)	1.3%	(8)	0.4%	(17)	0.8%
Change in recognition and measurement of deferred tax	14	(0.9)%	25	(1.4)%	5	(0.2)%
Movements in provisions and prior year items	44	(3.0)%	46	(2.5)%	8	(0.4)%
Tax expense	(275)	18.5%	(326)	18.1%	(481)	22.8%

Summary of tax recognised in other comprehensive income or directly in equity

	2020	2021	2022
	£m	£m	£m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	39	(48)	(43)

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(4)	(1)	8

Net tax (charge)/credit recognised in other comprehensive income	35	(49)	(35)
Tax credit on share based remuneration recognised directly in equity	5	12	–

Summary of current tax assets and liabilities

	2021	2022
	£m	£m
Current tax assets	10	15
Current tax liabilities	(192)	(249)
Total	(182)	(234)

Summary of deferred tax assets and liabilities

	2021	2022
	£m	£m
Deferred tax assets	210	146
Deferred tax liabilities	(591)	(590)
Total	(381)	(444)

Summary of movements in deferred tax liabilities and assets

	Deferred tax liabilities		Deferred tax assets
	Acquired	Other	Acquired	Tax losses		Other
	intangible	temporary	intangible	carried	Pension	temporary
	assets	differences	assets	forward	balances	differences	Total
	£m	£m	£m	£m	£m	£m	£m
Deferred tax (liability)/asset at 1 January 2021	(710)	(283)	174	99	125	200	(395)
Credit/(charge) to profit	53	86	(9)	4	(8)	(30)	96
(Charge)/credit to equity/other comprehensive income	–	–	–	–	(48)	7	(41)
Acquisitions	(33)	–	–	6	–	–	(27)
Exchange translation differences	(4)	1	(8)	(2)	(1)	–	(14)
Deferred tax (liability)/asset at 1 January 2022	(694)	(196)	157	107	68	177	(381)
Credit/(charge) to profit	62	20	(30)	(17)	(10)	28	53
(Charge)/credit to equity/other comprehensive income	–	(32)	–	–	(10)	3	(39)
Acquisitions	(32)	–	–	19	–	–	(13)
Exchange translation differences	(71)	(23)	5	9	1	15	(64)
Deferred tax (liability)/asset at 31 December 2022	(735)	(231)	132	118	49	223	(444)

Schedule of tax losses for which no deferred tax is recognised

	2021		2022
	£m	£m	£m	£m
	Gross amount	Tax effected	Gross amount	Tax effected
Trading losses and temporary differences expiring
Within 10 years	100	29	123	35
More than 10 years	–	–	1	–
Available indefinitely	187	50	208	58
Total	287	79	332	93
State and local tax losses expiring
Within 10 years	27	2	19	1
More than 10 years	46	4	89	6
Available indefinitely	–	–	–	–
Total	73	6	108	7
Capital losses expiring
Within 10 years	–	–	–	–
More than 10 years	–	–	–	–
Available indefinitely	22	5	22	5
Total	22	5	22	5